Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 14,063,642	$ 10,574,292	$ 663,457
Prepaid expenses and other current assets		98,203	83,048
Total current assets	14,779,865	10,672,495	746,505
Prepaid expenses and other current assets	460,917	54,537
Australia research and development incentives receivable	255,306	43,666
Deferred offering costs		651,582
Other assets	2,800	3,122
Total assets	14,782,665	11,327,199	746,505
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,019,093	960,401	154,886
Accrued expenses		1,074,324	838,810
Due to related parties			7,037
Convertible notes payable - current portion			10,586
Loan payable to officer			21,367
Deferred compensation		111,271	661,058
Total current liabilities	2,456,293	2,145,996	1,693,744
Accrued expenses	1,437,200	1,185,595
Commitments and contingencies
Convertible notes payable, net of current portion			332,841
Convertible notes payable, related parties			98,960
Derivative liability for embedded conversion features on convertible notes payable and convertible notes payable, related parties			127,000
Warrant liability	215,705		85,260
Simple agreement for future equity payable			25,000
Total liabilities	2,671,998	2,145,996	2,362,805
Commitments and contingencies
Preferred stock, $0.0001 par value, 70,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.0001 par value, 30,000,000 shares authorized, 7,584,980 and 4,433,644 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	1,095	758	443
Additional paid-in capital	52,222,752	37,618,438	12,599,585
Accumulated deficit	(40,061,534)	(28,437,993)	(15,934,113)
Stock subscription receivable			2,002
Total MAIA Biotechnology, Inc. stockholders' equity (deficit)		9,181,203	(3,336,087)
Noncontrolling interests			1,719,787
Total stockholders' equity (deficit)	12,110,667	9,181,203	(1,616,300)
Accumulated other comprehensive income (loss)	(51,646)
Total liabilities and stockholders' equity (deficit)	14,782,665	11,327,199	746,505
Total liabilities and stockholders' equity (deficit)	14,782,665	11,327,199	746,505
Current liabilities:
Warrant liability	215,705		85,260
Total liabilities	$ 2,671,998	$ 2,145,996	$ 2,362,805